LEASES - Weighted-average remaining lease term and discount rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
LEASES
Lease expenses	$ 8,015	$ 8,297	$ 8,000
Sublease income	$ 1,516	$ 1,547	$ 1,405
Lessee, Operating Lease, Existence of Option to Extend [true false]	true
Extension term	5 years
Weighted average remaining lease term	1 year 9 months 29 days
Weighted average discount rate	2.14%
Minimum
LEASES
Remaining lease term	1 year
Maximum
LEASES
Remaining lease term	10 years 3 months 3 days